Warrants	12 Months Ended
Dec. 31, 2017
Warrants [Abstract]
WARRANTS

NOTE 12 –WARRANTS

The Company has issued warrants to purchase common stock, primarily in connection with capital raising activities. As discussed in Note 10, in connection with the strategic investment by WPP, in 2015 the Company issued warrants to purchase 80,148 shares of common stock with an exercise price of $2.3625 per share.

The Company had the following warrants, with an intrinsic value of $485,678, outstanding as of December 31, 2017:

Number of Shares Underlying Warrants	Exercise Price	Expiration Date
268,046	$3.60	03/17/2019
80,148	$2.3625	09/24/2020

The Company had the following warrant activity during the years ended December 31, 2017 and 2016:

	Number of Shares Underlying Warrants	Weighted average exercise price
Outstanding, January 1, 2016	698,194	$4.95
Granted	-	-
Expired	(16,667)	$2.67
Balance, December 31, 2016	681,527	$5.01
Granted	-	-
Expired	(333,333)	$6.75
Balance, December 31, 2017	348,194	$3.33